Revenue - Summary of revenue by sales channel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue by sales channel
Revenue	€ 328,610	€ 426,178	€ 422,312
Direct To Consumer (DTC)
Revenue by sales channel
Revenue	200,815	247,013	247,460
Wholesale
Revenue by sales channel
Revenue	115,545	161,516	164,359
Other
Revenue by sales channel
Revenue	€ 12,250	€ 17,649	€ 10,493